2. Summary of significant accounting policies (Details Narrative 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Research and Development Costs	$ 427	$ 930	$ 200	15,018	14,890	11,560
Advertising and promotional expenses	$ 12	$ 21	$ 61	25	26	128